Basis of Preparation	9 Months Ended
Sep. 30, 2019
Text block [abstract]
Basis of Preparation
Note 2. Basis of Preparation
2.1 Statement of compliance
These condensed consolidated interim financial statements were prepared in accordance with International Accounting Standards — IAS 34
Interim Financial Reporting
(“IAS 34”). They do not include all the information required for a complete set of IFRS financial statements. Selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in financial position and performance of Coca-Cola FEMSA since our last audited annual consolidated financial statements as of and for the year ended December 31, 2018.
The accompanying condensed consolidated balance sheets as of September 30, 2019, as well as the condensed consolidated statements of income, comprehensive income (loss), cash flows and changes in equity for the nine-month periods ended September 30, 2019 and 2018, and their related disclosures included in these notes, are unaudited.
This is the first set of the Company’s financial statements in which IFRS 16 has been applied. Changes to significant accounting policies are describe in Note 2.4.1.
These interim condensed consolidated financial statements were authorized for issuance by the Company’s
Chief Executive Officer Constantino Spas Motesinos on December 6, 2019
base
d on
 figures approved by Board of directors
on October 24, 2019 including subsequent events as of December 1
7
, 2019.
2.2 Basis of measurement and presentation
The consolidated financial statements have been prepared on historical cost basis, except for the following:

•	Derivative financial instruments.

•	Long-term notes payable on which fair value hedge accounting is applied.

•	Trust assets of post-employment and other long-term employee benefit plans.

The carrying values of assets and liabilities designated as hedged items in fair value hedges that would otherwise be carried at amortized cost are adjusted to record changes in the fair values attributable to the risks that are being hedged in effective hedge relationship.
The financial statements of subsidiaries whose functional currency is the currency of a hyperinflationary economy are restated in terms of the measuring unit at the end of the reporting period.
2.2.1 Presentation of consolidated income statement
The Company’s consolidated income statement classifies its related costs and expenses by function accordingly within the industry practices in which the Company operates.
2.2.2 Presentation of consolidated statements of cash flows
The Company’s consolidated statement of cash flows is presented using the indirect method.
2.2.3 Convenience translation to U.S. dollars ($)
The consolidated financial statements are stated in millions of Mexican pesos (“Ps.”) and rounded to the nearest million unless stated otherwise. However, solely for the convenience of the readers, the consolidated statement of financial position, as of September 30, 2019 the consolidated income statement, the consolidated statement of comprehensive income and consolidated statement of cash flows for the nine-month period ended September 30, 2019 were converted into U.S. dollars at the
closing exchange rate of 19.7420 Mexican pesos per U.S. dollar as published by the Federal Reserve Bank of New York as of September 30, 2019. This arithmetic conversion should not be construed as representation that amounts expressed in Mexican pesos may be converted into U.S. dollars at that or any other exchange rate.
As of December
17
, 2019 (the issuance date of these interim condensed consolidated financial statements) the exchange rate was Ps.

19.0660
per U.S. dollar
 presenting a appreciation of 3.42% since September 30, 2019.
2.3 Critical accounting judgments and estimates
For the application of the Company’s accounting policies, as described in Note 3, management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if it affects only such period or in the current or subsequent periods of the revision if this affects both. In the process of applying the Company’s accounting policies, management has made the following judgements with most significant effects on the consolidated financial statements.
Critical accounting judgments and estimates applied to these condensed consolidated interim financial statement as of September 30, 2019 are the same as those mentioned in our last audited annual consolidated financial statements as of and for the year ended December 31, 2018, except for leases.
Leases
In preparing these consolidated financial statements, management has made judg
e
ments
, estimates and assumptions that affect the application of the
Company
’
s
accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis.
Information on assumptions and estimates that have a significant risk of resulting in an adjustment to the carrying value of right-of-use
assets and lease liabilities, and related statement of income accounts, include the following:

•
Determination of whether the Company is reasonably certain to exercise an option to extend a lease agreement or not to exercise an option to terminate a lease agreement before its termination date, considering all the facts and circumstances that create an economic incentive for the Company to exercise, or not, such options, taking into account whether the lease option is enforceable, when the Company has the unilateral right to apply the option in question.

The Company excludes all lease contracts of:

(i)	a te r m of less than 12 months and;

(ii)	leases in w h ich the underlying asset is of low value in absolute terms, considering at most the equivalent of USD 5,000 or its equivalent in other currencies
2.4 Application of recently issued accounting standards
The Company has applied the following amendments to IFRS during 2019:
2.4.1 IFRS 16 Leases
IFRS 16 supersedes International Accounting Standard (IAS) 17,
Leases
, International Financial Reporting Interpretation Committee (IFRIC) 4,
Determining whether an Arrangement contains a Lease
, Standard Interpretation Committee (SIC) 15,
Operating Leases-Incentives
and SIC 27,
Evaluating the Substance of Transactions Involving the Legal Form of a Lease
. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for most leases under a single on-balance
sheet model, recognizing a
right-of-use
asset reflecting its right to use the underlying asset and a related lease liability for its obligation to make lease payments during the lease term. The Company has modified its accounting policy for lease contracts as a result of the standard adoption, acting only as a lessee, as detailed in Note 3
.
2
.
Lessor accounting under IFRS 16 is substantially unchanged from IAS 17. Lessors will continue to classify leases as either operating or finance leases using similar principles as in IAS 17. Therefore, IFRS 16 did not have an impact for leases where the
Company
is the lessor.
The Company applied the modified retrospective approach, under which, the cumulative effect of initial application is recognized in retained earnings as from January 1st, 2019. The main changes on leases accounting policy is disclosed below.

•	Definition of a lease

Previously, the Company had determined at each contract inception whether an arrangement is or contains a lease under “IAS 17 – Leases” and “IFRIC 4 – Determining whether an arrangement contains a lease”. Under IFRS 16, the Company assesses whether a contract is or contains a lease based on the definition of a lease, as explained in Note 3
.
2.
The Company elected to apply the transition practical expedient known as “Grandfather” which allows at the date of initial application to consider as a lease only those contracts previously identified as such in accordance with IAS 17 and IFRIC 4. Therefore, the definition of a lease under IFRS 16 applies only to those contracts entered into or modified on or after January 1st, 2019.
The Company excludes all those leases contracts with: (i) remaining lease term of less than twelve month and, (ii) those leases with an underlying low value assets with absolute terms, considering at maximum amount that equals to
$5,000 or its equivalent in other currencies.

•	Accounting as a lessee
As a lessee, the Company previously classified leases as either operating or finance leases based on its assessment of whether substantially all the rights and risk incidental to ownership of an asset are transferred from the lessor to the lessee. Under IFRS 16, the Company recognizes a right-of-use
asset and a lease liability for all lease arrangements, excluding those that are considered as exceptions by the standard.
At transition date, the Company recognized a lease liability measured at the present value of the remaining lease payments during the non-cancellable
period, discounted at the incremental borrowing rate of the Company as of January 1st, 2019.
Right-of-use
asset is measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments.
The following practical expedients permitted by IFRS 16 were applied to lease contracts previously accounted for as operating leases under IAS 17 at the transition date only:

•	A single discount rate to a portfolio of leases with similar characteristics.

•	Not to recognize right-of-use assets and liabilities for leases with less than twelve months of lease term and leases of low-value items.

•	Exclude initial direct costs from measuring the right-of-use asset.

•	Use hindsight information when determining the lease term if the contract contains options to extend or terminate the lease.
Measuring lease liabilities for leases that were classified as operating leases, the following is a reconciliation to discounted the operating lease commitments as of December 31, 2018 to the lease liability recognized upon adoption of IFRS 16:

	As of January 1, 2019
Operating lease commitments as of December 31, 2018	Ps.	2,455
Discounted operating lease commitments		1,976
Less: Commitments relating to short-term leases and low-value assets		(179)
Add: Commitments relating to leases previously classified as finance leases		—

Lease liabilities at the beginning of the period	Ps.	1,797

As of the date of the adoption
,
the weighted average incremental borrowing rate was 7.27%
.
2.4.2 IFRIC 23 Uncertainty over income tax treatments
The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 and does not apply to taxes or levies outside the scope of IAS 12, nor does specifically include requirements relating to interest and penalties associated with uncertain tax treatments. The Interpretation specifically addresses the following:

a)	Whether an entity considers uncertain tax treatments separately,

b)	The assumptions an entity makes about the examination of tax treatments by taxation authorities,

c)	How an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, and:

d)	How an entity considers changes in facts and circumstances.
An entity must determine whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments. The approach that better predicts the resolution of the uncertainty should be followed. The interpretation is effective for annual reporting periods beginning on or after January 1, 2019 and has been adopted in the preparing these Interim Condensed Consolidated Financial Statements.
The Company
applied
retrospective method and has performed a qualitative and quantitative evaluation of the potential impacts that will occur in the consolidated financial statements derived from IFRIC 23 adoption. Such evaluation includes the following the activities described below:

i)	Review of the Company’s policies through which tax treatments are revised and accounted, this includes evidence from business units delivered to external auditors.

ii)
Analysis of the tax memorandums prepared by the external tax advisor which support the Company’s tax treatment over an uncertain tax position about a) how tax earnings (losses) are calculated, b) tax basis or losses are applied, c) tax credits not applied, and d) how tax rates in different jurisdictions are considered.

iii)	Documentation of the tax correspondence received in the Company’s and subsidiaries business units in order to analyze any recent resolution adopted from the tax authority regarding tax positions,

iv)	Analysis of the tax position report of the Company on a monthly basis.
The Company concluded that there were no significant impacts on the consolidated financial statements derived from the adoption of the IFRIC 23. However, IFRIC 23 provides requirements that add to the requirements in IAS 12 Income taxes by specifying how to reflect the effects of uncertainty in accounting for income taxes, which helped

the Company to strengthen the corporate policy in this matter.